Income Taxes - Schedule of Effective Tax Rates and the U.S. Federal Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Tax Rates and the U.S. Federal Statutory Tax Rate [Abstract]
US federal statutory tax rate (in Dollars)	$ (4,989)
US federal statutory tax rate	21.00%	21.00%
Net operating losses		0.20%
Permanent items		(0.60%)
State and local income taxes, net of federal income tax effect (in Dollars)
Germany (in Dollars)	$ 47
Germany	(0.20%)
Tax credits (in Dollars)	$ 155
Tax credits	(0.70%)	(0.80%)
Changes in valuation allowances (in Dollars)	$ (800)
Changes in valuation allowances	3.40%	(14.90%)
Cancellation of debt income (in Dollars)	$ 6,704
Cancellation of debt income	(28.20%)
Stock-based compensation (in Dollars)	$ (164)
Stock-based compensation	0.70%
Other (in Dollars)	$ 3
Other	0.00%	(4.90%)
Changes in unrecognized tax benefits (in Dollars)	$ (1,028)
Changes in unrecognized tax benefits	4.30%
Other adjustments (in Dollars)	$ 72
Other adjustments	(0.30%)
Effective income tax rate (in Dollars)
Effective income tax rate